LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of long-term debt

The following table presents GFL’s long-term debt for the periods indicated:

	December 31, 2022	December 31, 2021
Revolving credit facility	$771.8	$—
Term Loan A Facility	500.0	500.0
Term Loan B Facility	1,742.7	1,647.9
Notes(1)
4.250% USD senior secured notes (“4.250% 2025 Secured Notes”)(2)	677.2	633.9
3.750% USD senior secured notes (“3.750% 2025 Secured Notes”)(3)	1,015.8	950.9
5.125% USD senior secured notes (“5.125% 2026 Secured Notes”)(4)	677.2	633.9
3.500% USD senior secured notes (“3.500% 2028 Secured Notes”)(5)	1,015.8	950.9
4.000% USD senior notes (“4.000% 2028 Notes”)(6)	1,015.8	950.9
4.750% USD senior notes (“4.750% 2029 Notes”)(7)	1,015.8	950.9
4.375% USD senior notes (“4.375% 2029 Notes”)(8)	744.9	697.2
Other	75.0	4.6
Subtotal	9,252.0	7,921.1
Discount	(5.5)	(4.6)
Derivative liability	79.9	154.7
Deferred finance costs	(59.6)	(69.4)
Total long-term debt	9,266.8	8,001.8
Less: Current portion of long-term debt	17.9	17.2
Non-current portion of long-term debt	$9,248.9	$7,984.6

Total long-term debt	9,266.8	8,001.8
Less: Derivative asset(9)	(58.3)	(22.8)
Total long-term debt, net of derivative asset	$9,208.5	$7,979.0

(1)	Refer to Note 21 for additional information on the hedging arrangements related to the Notes.
(2)	The 4.250% 2025 Secured Notes bear interest semi-annually which commenced on December 1, 2020 with the principal maturing on June 1, 2025.
(3)	The 3.750% 2025 Secured Notes bear interest semi-annually which commenced on February 1, 2021 with the principal maturing on August 1, 2025.
(4)	The 5.125% 2026 Secured Notes bear interest semi-annually which commenced on December 15, 2019 with principal maturing on December 15, 2026.
(5)	The 3.500% 2028 Secured Notes bear interest semi-annually which commenced on September 1, 2021 with principal maturing on September 1, 2028.
(6)

The 4.000% 2028 Notes are comprised of US$500.0 million of initial notes and US$250.0 million of additional notes. The initial notes and additional notes bear interest semi-annually which commenced on February 1, 2021 and February 1, 2022, respectively. The total principal matures on August 1, 2028.

(7)	The 4.750% 2029 Notes bear interest semi-annually which commenced on December 15, 2021 with principal maturing on June 15, 2029.
(8)	The 4.375% 2029 Notes bear interest semi-annually which commenced on February 15, 2022 with principal maturing on August 15, 2029.
(9)	Includes reclassification of derivative asset from Long-term debt to Other long-term assets, refer to Note 2.

Schedule of changes in long-term debt arising from financing activities

The following table presents GFL’s opening balances of long-term debt reconciled to closing balances:

	December 31, 2022	December 31, 2021
Balance, December 31, 2021	$8,001.8	$6,166.1
Cash flows
Issuance of long-term debt	1,656.4	3,816.0
Repayment of long-term debt	(904.5)	(2,010.8)
Payment of financing costs	(2.7)	(30.6)
Long-term debt associated with acquired subsidiary	73.3	—
Non-cash changes
Accrued interest and other non-cash changes	16.0	19.1
Revaluation of foreign exchange	504.3	5.8
Fair value movements on cash flow hedges	(77.8)	36.2
Balance, December 31, 2022	$9,266.8	$8,001.8

Schedule of maturities

The following table presents GFL’s principal future payments on long-term debt in each of the next five years as follows:

2023	$17.9
2024	17.8
2025	3,400.1
2026	1,949.0
2027	74.8
Thereafter	3,792.4
$9,252.0